Share-based payments (Details Narrative) kr / shares in Units, kr in Thousands	6 Months Ended
	Jun. 30, 2026 kr / shares	Jun. 30, 2026 shares kr / shares	Jun. 30, 2026 kr / shares	Jun. 30, 2026 SEK (kr) kr / shares	Jun. 30, 2025 SEK (kr) kr / shares	Dec. 31, 2025 kr / shares	Dec. 31, 2024 kr / shares
IfrsStatementLineItems [Line Items]
Total expenses				kr 249,332	kr 152
Other cost				kr 140,656
Exercised warrants, shares | shares		8,700,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Equialent shares | shares		1,369,477
Share options [member]
IfrsStatementLineItems [Line Items]
Options expiration period	10 years
Granted during the period		0
Weighted average share price Outstanding | kr / shares	kr 84.63	kr 84.63	kr 84.63	kr 84.63	kr 121.01	kr 89.18	kr 116.33
Weighted average remaining contractual life	6 years 7 months 6 days				4 years 10 months 24 days
Total expenses				kr 965	kr 152
Warrants [member]
IfrsStatementLineItems [Line Items]
Granted during the period
Weighted average share price Outstanding | kr / shares	kr 72.83	kr 72.83	kr 72.83	kr 72.83		kr 72.84
Weighted average remaining contractual life	3 years 9 months 18 days
Total expenses				kr 3,411